File Nos.
811-4138
										and 2-94067
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		   	 [ X]
  Pre-Effective Amendment No. _______
[    ]
  Post-Effective Amendment No.    30     						 [
]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   	 [ X]
  Amendment No.    31

ALLMERICA INVESTMENT TRUST
(Name of Registrant)

440 Lincoln Street
WORCESTER, MASSACHUSETTS 01653
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:
(508) 855-1000

(Names and Addresses of Agents for Service:)
   Patricia L. Bickimer					Peter MacDougall, Esq.
The Shareholder Services Group, Inc. 			Ropes & Gray
53 State Street						One International Place
Boston, MA 02109     					Boston, Massachusetts  02110

It is proposed that this filing will become effective:

    X          immediately upon filing pursuant to paragraph (b)
____  on __   ____________    _____pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a)(1)
____  on (date) pursuant to paragraph (a)(1)
____  75 days after filing pursuant to paragraph (a)(2)
____  on (date) pursuant to paragraph (a)(2) of rule 485.

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1994 was filed on February 25, 1995.


ALLMERICA INVESTMENT TRUST
Cross-Reference Sheet

Item No. of Form N-1A			Prospectus Caption

1 		Prospectus Cover Page

2 		Management Fees and Expenses

3		Financial Highlights

4 (a) 		Prospectus Cover Page; Organization and Capitalization of
the Trust; What are the Investment Objectives and Policies?

4(b) and (c) 		What are the Investment Objectives and Policies?;
Investment Restrictions; Certain Investment Strategies and Policies

5(a) 		How are the Funds Managed?

5 (b) 		How are the Funds Managed?; Management Fees and Expenses;
What are the Investment Objectives and Policies?

5(c)		Fund Manager Information

5(d) and (e)	 	Organization and Capitalization of the Trust

5(f)		Not Applicable

5(g) 		Management Fees and Expenses

5(h) 		Not Applicable

6(a) and (b) 	 	Organization and Capitalization of the Trust

6(c) and (d) 		Not Applicable

6(e)  		Cover Page; Organization and Capitalization of the Trust

6(f) and (g)		Taxes and Distributions to Shareholders

7		Sales and Redemption of Shares

Item No. of Form N-1A			Prospectus Caption

7(a) 		Not Applicable

7(b) 		How are Shares Valued?

7(c)-(f)		Not Applicable

8(a)		Sales and Redemption of Shares

8(b)-(d)		Not Applicable

9		Not Applicable
































Item No. of Form N-1A			Caption in Statement of Additional
Information

10(a) and (b)		Cover Page

11		Table of Contents

12		General Information; Organization of the Trust

13(a) 	 	Investment Objectives and Policies

13(b) 		Investment Restrictions

13(c) 		Investment Objectives and Policies; Investment Restrictions

13(d)		 Portfolio Turnover

14(a) and (b)	 	Management of Allmerica Investment Trust

14(c) 		Not Applicable

15(a) and (b)	 	Control Person and Principal Holder of Securities

15 (c)		Not Applicable

16(a) and (b) 		Investment Management and Other Services

16(c)-(g)	 	Not Applicable

16(h) 		Investment Management and Other Services; Organization of
the Trust

16(i) 		Not Applicable

17(a)-(c)	 	Brokerage Allocation

17(d) 		Not Applicable

17(e) 		Not Applicable

18		Not Applicable

19(a) and (b)	 	Purchase, Redemption and Pricing of Securities Being
Offered

Item No. of Form N-1A			Caption in Statement of Additional
Information

19(c) 		Not Applicable

20 and 21	 	Not Applicable

22	 	Performance

23 		Financial Statements


   ALLMERICA INVESTMENT TRUST
PROSPECTUS SUPPLEMENT DATED OCTOBER 23, 1995
(Supplement to Prospectus Dated April 28, 1995)
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period
The following is added to the section on "Financial Highlights" beginning on page 3 of the Prospectus:

						Select Capital Appreciation Fund
						Period Ended
						September 30, 1995
						(Unaudited)*

Net Asset Value, Beginning of Period 		$ 1.000
Income From Investment Operations:
	Net Investment Income (A)		   0.002
	Net realized and unrealized gain
	  on investments		  0.317
		Total from Investment Operations		  0.319
Less Distributions:
	Dividends from net investment income		  ------
	Distributions from net realized capital gains		  ------
		Total Distributions: 		  ------
Net Increase in net asset value		   0.319
Net Asset Value, End of Period:		$ 1.319
Total Return (Not Annualized)		  31.90%
Ratios/Supplemental Data:
Net Assets, End of Period (000's)		$ 24,466
Ratios to average net assets (Annualized):
	Net Investment Income		   0.52%
	Operating Expenses (A)		   1.35%
	Gross Management Fee		   1.00%
	Net Management Fee		   0.72%
Portfolio Turnover Rate (unannualized)		   82%
_______________________
*The Fund commenced operations on April 28, 1995.
(A) Net investment income per share and the operating expense ratio before reimbursement of fees by the investment advisor for the period ended September 30, 1995 were $0.001 and 1.63%, (annualized), respectively.





ALLMERICA INVESTMENT TRUST

          The Trust's Versions A and B Prospectuses, dated May 1, 1995 and the Trust's Statement of Additional Information, also dated May 1, 1995, are incorporated into Part A and Part B, respectively, by reference to the Registrant's filing of a definitive copy of such Prospectuses and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933, as amended.










PART A













PART









ALLMERICA INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 23, 1995 (Supplement to Statement of Additional Information dated April 28, 1995)


The following is added after the end of the section entitled "Financial Statements" on page 29 of the Statement of Additional Information:

The unaudited financial statements for the Select Capital Appreciation Fund for the period ended September 30, 1995 follow.

                    SELECT CAPITAL APPRECIATION FUND

                    September 30, 1995 (Unaudited)

                                                                         VALUE
  SHARES                                                                (NOTE
2)
------------------------------------------------------------------------------
--
COMMON STOCKS - 86.36%

            HEALTH SERVICES - 14.70%
   6,025    Cardinal Health, Inc.. . . . . . . . . . . . . . . . .  $
333,635
   4,175    General Nutrition Cos.*. . . . . . . . . . . . . . . .
189,962
  20,300    Healthsouth Rehabilitation Corp.*. . . . . . . . . . .
517,650
   6,225    Horizon Healthcare Corp.*. . . . . . . . . . . . . . .
141,619
  23,800    Omnicare, Inc. . . . . . . . . . . . . . . . . . . . .
928,200
   6,650    Oxford Health Plans, Inc.* . . . . . . . . . . . . . .
483,787
   5,175    PacifiCare Health Systems, Inc., Class B*. . . . . . .
351,900
  12,500    Quidel Corp. . . . . . . . . . . . . . . . . . . . . .
68,750
   1,375    Target Therapeutics, Inc.* . . . . . . . . . . . . . .
96,250
  28,175    Theratech, Inc.* . . . . . . . . . . . . . . . . . . .
486,019
                                                                     ---------
-

3,597,772
                                                                     ---------
-

            BUSINESS SERVICES - 14.32%
  26,575    HFS, Inc.. . . . . . . . . . . . . . . . . . . . . . .
1,391,866
   6,975    Manpower, Inc.   . . . . . . . . . . . . . . . . . . .
202,275
  39,800    Paging Network, Inc.*. . . . . . . . . . . . . . . . .
1,910,400
                                                                     ---------
-

3,504,541
                                                                     ---------
-

            COMMUNICATIONS - 9.55%
  19,775    Arch Communications Group, Inc.* . . . . . . . . . . .
519,094
  30,750    Black Box Corp.. . . . . . . . . . . . . . . . . . . .
568,875
  13,000    CommNet Cellular, Inc.*. . . . . . . . . . . . . . . .
377,000
  10,000    Millicom International Cellular S.A.*. . . . . . . . .
321,250
   4,500    Paradigm Technology, Inc.. . . . . . . . . . . . . . .
138,375
   2,150    PriCellular Corp., Class A*. . . . . . . . . . . . . .
27,144
  11,950    Worldcom, Inc. . . . . . . . . . . . . . . . . . . . .
383,894
                                                                     ---------
-

2,335,632
                                                                     ---------
-

            DURABLE GOODS - 8.81%
  11,250    APS Holding Corp. *. . . . . . . . . . . . . . . . . .
272,813
  20,500    Exide Corp.  . . . . . . . . . . . . . . . . . . . . .
1,025,000
   5,100    Memc Electronic Materials, Inc.. . . . . . . . . . . .
138,338
   3,825    Reynolds & Reynolds Co., Class A . . . . . . . . . . .
131,484
   8,400    Telcom Semiconuctor, Inc.. . . . . . . . . . . . . . .
96,600
  14,625    Trigen Energy  . . . . . . . . . . . . . . . . . . . .
323,577
   3,775    Varity Corp.   . . . . . . . . . . . . . . . . . . . .
167,987
                                                                     ---------
-

2,155,799
                                                                     ---------
-

            TECHNOLOGY - 8.67%
   5,150    Bell & Howell Holdings, Inc. . . . . . . . . . . . . .
131,325
   2,325    Discreet Logic, Inc. . . . . . . . . . . . . . . . . .
127,875
  14,550    First Data Corp. . . . . . . . . . . . . . . . . . . .
902,100
   5,950    Intuit, Inc.*. . . . . . . . . . . . . . . . . . . . .
279,650
   2,250    Legato Systems, Inc. . . . . . . . . . . . . . . . . .
59,625
   8,225    Novadigm, Inc. . . . . . . . . . . . . . . . . . . . .
138,797
  12,950    Programmer's Paradise, Inc.. . . . . . . . . . . . . .
135,975
  10,125    VLSI Technology, Inc.* . . . . . . . . . . . . . . . .
346,781
                                                                     ---------
-

2,122,128
                                                                     ---------
-

            CHEMICAL AND DRUGS - 8.20%
   5,450    I-Stat Corp. . . . . . . . . . . . . . . . . . . . . .
203,012
   2,425    Intertape Polymer Group, Inc. *. . . . . . . . . . . .
70,931
  37,100    Scherer (R.P.) Corp.*. . . . . . . . . . . . . . . . .
1,609,213
   4,900    Schulman (A.), Inc.  . . . . . . . . . . . . . . . . .
122,500
                                                                     ---------
-

2,005,656
                                                                     ---------
-
            FINANCIAL - 6.96%
   4,525    Credit Acceptance Corp.* . . . . . . . . . . . . . . .  $
122,175
  10,400    Dime Bancorp, Inc.*. . . . . . . . . . . . . . . . . .
122,200
  16,900    Insignia Financial Group, Inc. * . . . . . . . . . . .
523,900
   8,325    Medaphis Corp.*. . . . . . . . . . . . . . . . . . . .
233,100
  11,175    Progressive Corp.  . . . . . . . . . . . . . . . . . .
500,081
   6,850    Protective Life Corp.. . . . . . . . . . . . . . . . .
200,363
                                                                     ---------
-

1,701,819
                                                                     ---------
-

            FOOD SERVICES - 3.46%
    8,950   JP Foodservice, Inc.*. . . . . . . . . . . . . . . . .
158,862
    5,000   Logan's Roadhouse, Inc.. . . . . . . . . . . . . . . .
87,500
    4,000   Lone Star Steakhouse & Saloon* . . . . . . . . . . . .
164,000
    9,675   Papa Johns International, Inc. . . . . . . . . . . . .
435,375
                                                                     ---------
-

845,737
                                                                     ---------
-

            CONSUMER SERVICES - 2.82%
   12,225   CUC International, Inc. *. . . . . . . . . . . . . . .
426,347
    2,939   Loewen Group, Inc. . . . . . . . . . . . . . . . . . .
121,234
    3,675   Service Corp. International. . . . . . . . . . . . . .
143,784
                                                                     ---------
-

691,365
                                                                     ---------
-

            TRANSPORTATION - 2.68%
   9,825    Wisconsin Central Transportation Corp.*. . . . . . . .
655,819
                                                                     ---------
-

            BUILDING AND CONSTRUCTION - 1.99%
     350    Pitway Corp., Class A. . . . . . . . . . . . . . . . .
21,787
   8,425    Seal Air Corp.*. . . . . . . . . . . . . . . . . . . .
464,428
                                                                     ---------
-

486,215
                                                                     ---------
-

            CONSUMER STAPLES - 1.98%
  11,300    Petco Animal Supply, Inc.* . . . . . . . . . . . . . .
293,800
   4,550    Viking Office Products, Inc.*. . . . . . . . . . . . .
189,963
                                                                     ---------
-

483,763
                                                                     ---------
-

            METALS AND MINING - 1.74%
  11,325    Minerals Technology, Inc.. . . . . . . . . . . . . . .
426,103
                                                                      --------
-

            CONSUMER PRODUCTS -  0.48%
  5,725     Katz Media Group, Inc. . . . . . . . . . . . . . . . .
116,647
                                                                     ---------
-


            TOTAL COMMON STOCKS  . . . . . . . . . . . . . . . . .
21,128,996
                                                                     ---------
-
            (Cost $18,443,106)

FOREIGN COMMON STOCKS - 3.17%

   2,940    Huhtamaki I (Finland). . . . . . . . . . . . . . . . .
101,443
  27,500    Ilanjaya Mandala Sampoerna-F (Indonesia) . . . . . . .
256,068
   4,078    Thorn EMI Plc(United Kingdom). . . . . . . . . . . . .
95,136
  32,999    Wetherspoon (J.D.) Plc (United Kingdom). . . . . . . .
322,244
                                                                     ---------
-

            TOTAL FOREIGN COMMON STOCKS. . . . . . . . . . . . . .
774,891
                                                                     ---------
-
            (Cost $716,028)



            See Notes to Financial Statements.
1

                       SELECT CAPITAL APPRECIATION FUND

                        September 30, 1995 (Unaudited)


                                                                         VALUE
  SHARES                                                                (NOTE
2)
------------------------------------------------------------------------------
--

PREFERRED STOCK - 1.74%

    6,100   Nokia, ADR . . . . . . . . . . . . . . . . . . . . . .  $
425,475
                                                                     ---------
-

            TOTAL PREFERRED STOCK  . . . . . . . . . . . . . . . .
425,475
                                                                     ---------
-
            (Cost $264,492)

FOREIGN PREFERRED STOCK - 1.30%
    1,950   Sap Ag Vorzug (Germany). . . . . . . . . . . . . . . .
318,617
                                                                     ---------
-
            TOTAL FOREIGN PREFERRED STOCK. . . . . . . . . . . . .
318,617
                                                                     ---------
-
            (Cost $274,757)

U.S. GOVERNMENT BACKED BONDS - 8.16%

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) - 8.16%
  500,000   3.82%, 10/03/95 . . . . . . . . . . . . . . . . . . .
499,843
1,500,000   5.18%, 10/10/95 . . . . . . . . . . . . . . . . . . .
1,497,870
                                                                     ---------
-
            TOTAL U.S.GOVERNMENT BACKED BONDS . . . . . . . . . .
1,997,713
                                                                     ---------
-
            (Cost $1,997,713)


                                                                         VALUE
PAR VALUE                                                               (NOTE
2)
------------------------------------------------------------------------------
--

COMMERCIAL PAPER (A) - 3.11%

 $760,000   Household Finance Corp.
            3.17%, 10/02/95. . . . . . . . . . . . . . . . . . . .  $
759,868
                                                                     ---------
-
            TOTAL COMMERCIAL PAPER . . . . . . . . . . . . . . . .
759,868
                                                                     ---------
-
            (Cost $759,868)

TOTAL INVESTMENTS - 103.84%. . . . . . . . . . . . . . . . . . . .
25,405,560
                                                                     ---------
-
(Cost $22,455,964)

NET OTHER ASSETS AND LIABILITIES - (3.84)% . . . . . . . . . . . .
(939,343)
                                                                     ---------
-
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . . .
$24,466,217
                                                                     ---------
-
                                                                     ---------
-


    * Non income producing security.
  (A) Annualized yield to maturity.
  ADR American Depository Receipt




FORWARD FOREIGN CURRENCY CONTRACTS SOLD
                CONTRACTS      SETTLEMENT    CONTRACTS      IN EXCHANGE
APPRECIATION
  PAR VALUE     TO DELIVER       DATES        AT VALUE    FOR U.S. DOLLARS
(DEPRECIATION)
  ---------     ----------     ----------    ---------    ----------------   -
-------------

$  410,000         DEM          03/14/96     $  289,650      $  279,673
$ (9,977)
   775,000         FIM          10/26/95        181,537         183,889
2,352
   100,000         FIM          12/14/95         23,424          23,658
234
 1,029,000         FIM          02/08/96        241,046         243,620
2,574
 5,719,000         SEK          02/08/96        816,515         778,530
(37,985)
    74,000         GBP          10/26/95        116,822         117,740
918
     5,000         GBP          12/14/95          7,886           7,981
95
    88,000         GBP          02/08/96        138,650         140,140
1,490
    95,000         GBP          02/22/96        149,639         146,865
(2,774)
                                             ----------      ----------
---------
                                             $1,965,169      $1,922,096
$(43,073)
                                             ----------      ----------
---------
                                             ----------      ----------
---------









2                         See Notes to Financial Statements

                      SELECT CAPITAL APPRECIATION FUND

                    STATEMENT OF ASSETS AND LIABILITIES
                       SEPTEMBER 30, 1995 (UNAUDITED)

ASSETS:
  Investments (Note 2):
            Investments at cost. . . . . . . . . . . . . . . . . .
$22,455,964
            Net unrealized appreciation(depreciation). . . . . . .
2,949,596
                                                                    ----------
-
                 Total investments at value. . . . . . . . . . . .
25,405,560
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
10,783
  Forward currency (Cost $826,672) . . . . . . . . . . . . . . . .
854,912
  Forward foreign currency contracts sold at cost (Notes 2 & 7). . . . . . .
1,922,096
  Receivable for investments sold. . . . . . . . . . . . . . . . .
1,048,615
  Receivable for foreign currency sold . . . . . . . . . . . . . .
48,108
  Interest and dividends receivable  . . . . . . . . . . . . . . .
4,452
  Dividend reclaim receivable. . . . . . . . . . . . . . . . . . .
301
                                                                    ----------
-
                 Total Assets  . . . . . . . . . . . . . . . . . . .
29,294,827
                                                                    ----------
-
LIABILITIES:
  Payable for investments purchased  . . . . . . . . . . . . . . .
1,953,336
  Payable for foreign currency purchased . . . . . . . . . . . . .
856,152
  Forward foreign currency contracts sold at value (Notes 2 & 7)
     (Cost $1,922,096) . . . . . . . . . . . . . . . . . . . . . .
1,965,169
  Advisory fee payable (Note 3). . . . . . . . . . . . . . . . . .
17,766
  Accrued expenses and other payables  . . . . . . . . . . . . . .
36,187
                                                                    ----------
-
                 Total Liabilities . . . . . . . . . . . . . . . .
4,828,610
                                                                    ----------
-
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$24,466,217
                                                                    ----------
-
                                                                    ----------
-

NET ASSETS consist of:
  Paid-in capital (Note 4) . . . . . . . . . . . . . . . . . . . .
$21,057,962
  Undistributed net investment income  . . . . . . . . . . . . . .
28,457
  Accumulated net realized gain (loss) on investments sold . . . .
445,099
  Net unrealized appreciation(depreciation) of investments,
     foreign currency,  dividends and reclaims recievable. . . . .
2,934,699
                                                                    ----------
-
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .
$24,466,217
                                                                    ----------
-
                                                                    ----------
-

Shares of beneficial interest outstanding. . . . . . . . . . . . .
18,555,167

NET ASSET VALUE,
  Offering and redemption price per share (Net Assets
     divided by Shares Outstanding). . . . . . . . . . . . . . . .  $    1.319
                                                                    ----------
-
                                                                    ----------
-


                     See Notes to Financial Statements.
3

                      SELECT CAPITAL APPRECIATION FUND

                           STATEMENT OF OPERATIONS
             FOR THE PERIOD ENDED SEPTEMBER 30, 1995* (UNAUDITED)


INVESTMENT INCOME:
  Interest (Note 2). . . . . . . . . . . . . . . . . . . . . . . .   $
53,751
  Dividends (Note 2) . . . . . . . . . . . . . . . . . . . . . . .
49,142
  Less net foreign taxes withheld. . . . . . . . . . . . . . . . .
(346)
                                                                     ---------
-
  Total Investment Income  . . . . . . . . . . . . . . . . . . . .
102,547
                                                                     ---------
-
EXPENSES:
  Investment advisory fee (Note 3)   . . . . . . . . . . . . . . .
54,917
  Custodian fee .. . . . . . . . . . . . . . . . . . . . . . . . .
5,343
  Fund accounting fee (Note 3) . . . . . . . . . . . . . . . . . .
10,684
  Legal fee  . . . . . . . . . . . . . . . . . . . . . . . . . . .
2,351
  Audit fee  . . . . . . . . . . . . . . . . . . . . . . . . . . .
3,089
  Trustees' fees and expenses (Note 3) . . . . . . . . . . . . . .
2,148
  Reports to shareholders  . . . . . . . . . . . . . . . . . . . .
9,204
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . .
736
  Insurance. . . . . . . . . . . . . . . . . . . . . . . . . . . .
671
  Miscellaneous expense. . . . . . . . . . . . . . . . . . . . . .
156
                                                                     ---------
-
            Total expenses before reimbursement. . . . . . . . . .
89,299
            Less reimbursement (Note 3). . . . . . . . . . . . . .
(15,209)
                                                                     ---------
-
            Total expenses net of reimbursement. . . . . . . . . .
74,090
                                                                     ---------
-
NET INVESTMENT INCOME  . . . . . . . . . . . . . . . . . . . . . .
28,457
                                                                     ---------
-

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Note 2):
  Net realized gain (loss) on investments sold . . . . . . . . . .
446,536
  Net realized gain (loss) on foreign currency . . . . . . . . . .
(1,437)
  Net change in unrealized appreciation (depreciation)
     of foreign currency, dividends and reclaims receivable. . . .
(14,897)
  Net change in unrealized appreciation (depreciation)
     of investments. . . . . . . . . . . . . . . . . . . . . . . .
2,949,596
                                                                     ---------
-

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .
3,379,798
                                                                     ---------
-

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . .
$3,408,255
                                                                     ---------
-
*The Fund commenced operations on April 28, 1995.
                                                                    ----------


4                    See Notes to Financial Statements.

                      SELECT CAPITAL APPRECIATION FUND

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        PERIOD
ENDED
                                                                     SEPTEMBER
30, 1995
                                                                     ---------
---------

(UNAUDITED)
NET ASSETS at beginning of period. . . . . . . . . . . . . . . . .      $
--
                                                                        ------
-----
Increase (Decrease) in net assets
resulting from operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .
28,457
  Net realized gain (loss) on investments sold and foreign
     currencies. . . . . . . . . . . . . . . . . . . . . . . . . .
445,099
  Net change in unrealized appreciation (depreciation)
     of  investments, foreign currency, dividends and reclaims
     receivable. . . . . . . . . . . . . . . . . . . . . . . . . .
2,934,699
                                                                        ------
-----
  Net increase (decrease) in net assets resulting
            from operations  . . . . . . . . . . . . . . . . . . .
3,408,255
                                                                        ------
-----

Distributions to shareholders from:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .
--
  Net realized gain on investments . . . . . . . . . . . . . . . .
--
                                                                        ------
-----
            Total Distributions. . . . . . . . . . . . . . . . . .
--
                                                                        ------
-----

Share Transactions:
  Net proceeds from sales of shares. . . . . . . . . . . . . . . .
21,120,072
  Issued to shareholders in reinvestment of dividends. . . . . . .
--
  Costs of shares repurchased. . . . . . . . . . . . . . . . . . .
(62,110)
                                                                        ------
-----
            Net increase (decrease) from share transactions. . . .
21,057,962
                                                                        ------
-----
            Net increase (decrease) in net assets. . . . . . . . .
24,466,217
                                                                        ------
-----

NET ASSETS at end of period (including line A) . . . . . . . . . .
$24,466,217
                                                                        ------
-----
                                                                        ------
-----

(A) Accumulated undistributed net investment income. . . . . . . .      $
28,457
                                                                        ------
-----
                                                                        ------
-----
OTHER INFORMATION:
Share Transactions:
  Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
18,610,480
  Issued to shareholders in reinvestment of dividends. . . . . . .
--
  Repurchased. . . . . . . . . . . . . . . . . . . . . . . . . . .
(55,313)
                                                                        ------
-----
            Net increase (decrease) in shares outstanding. . . . .
18,555,167
                                                                        ------
-----
                                                                        ------
-----

                     See Notes to Financial Statements.
5

                      SELECT CAPITAL APPRECIATION FUND

                            FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                        PERIOD
ENDED
                                                                     SEPTEMBER
30, 1995

(UNAUDITED)(1)
                                                                     ---------
---------
Net Asset Value, beginning of period . . . . . . . . . . . . . . .      $
1.000
                                                                        ------
-----
Income from Investment Operations:
  Net investment income (A). . . . . . . . . . . . . . . . . . . .
0.002
  Net realized and unrealized gain (loss)
     on investments. . . . . . . . . . . . . . . . . . . . . . . .
0.317
                                                                        ------
-----
            Total from Investment Operations . . . . . . . . . . .
0.319
                                                                        ------
-----
Less Distributions:
  Dividends from net investment income . . . . . . . . . . . . . .
--
  Distributions from net realized capital gains
--
                                                                        ------
-----
            Total Distributions. . . . . . . . . . . . . . . . . .
--
                                                                        ------
-----
Net increase (decrease) in net asset value . . . . . . . . . . . .
0.319
                                                                        ------
-----
Net Asset Value, end of period . . . . . . . . . . . . . . . . . .      $
1.319
                                                                        ------
-----
                                                                        ------
-----

Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .
31.90%**

Ratios/Supplemental Data:
Net Assets, end of period (000's)  . . . . . . . . . . . . . . . .      $
24,466
Ratios to average net assets:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .
0.52%*
  Operating expenses (A) . . . . . . . . . . . . . . . . . . . . .
1.35%*
  Gross management fee . . . . . . . . . . . . . . . . . . . . . .
1.00%*
  Net management fee . . . . . . . . . . . . . . . . . . . . . . .
0.72%*
Portfolio Turnover Rate  . . . . . . . . . . . . . . . . . . . . .
82%**

--------------
*   Annualized
**  Not annualized
(1) The Fund commenced operations on April 28, 1995.
(A) Net investment income per share and the operating expense ratios before reimbursement of fees by the investment adviser for the period ended September 30, 1995 were $0.001 and 1.63%, (annualized), respectively.

6                     See Notes to Financial Statements.

                               ALLMERICA FUNDS

                        NOTES TO FINANCIAL STATEMENTS
                        SEPTEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION

Allmerica Investment Trust (the "Trust"), formerly SMA Investment Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by SMA Life Assurance Company, a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual") or State Mutual Life Insurance Company (the "Companies"). As of the date of this report, the Trust offered twelve managed investment portfolios.
The accompanying financial statements and financial highlights are those of the
Select Capital Appreciation Fund (the "Portfolio").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there were no sales during the day, at the mean of the closing bid and asking price. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business on each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are carried at market value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

FORWARD FOREIGN CURRENCY CONTRACTS: The Select Capital Appreciation Fund may enter into forward foreign currency contracts whereby the Portfolio agrees to sell a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.

FOREIGN CURRENCY TRANSLATION: Investment valuations, other assets and liabilities initially expressed as foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date. Net realized capital gains are declared and distributed at least annually.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and net realized capital gains are declared and distributed at least annually.

   The amounts of income and capital gains to be distributed are determined in accordance with

                      SELECT CAPITAL APPRECIATION FUND
income tax regulations. Such amounts may vary from income and gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Witholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

EXPENSES: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to the Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

3. INVESTMENT ADVISORY, ADMINISTRATION AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc., (the "Manager") a wholly-owned subsidiary of State Mutual, serves as Investment Adviser to the Trust. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Portfolio.

   The Manager has entered into Sub-Adviser Agreement with Janus Capital Corporation for the management of the investment of the Portfolio. The
Manager is solely responsible for the payment of all fees to the Sub-Advisers.

   The Manager also has entered into an Administrative Services Agreement with The Shareholder Services Group, Inc. ("TSSG"), a wholly-owned subsidiary of First Data Corp., whereby TSSG performs administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to TSSG.

   In the event normal operating expenses of the Portfolio, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the advisory fee, exceed the voluntary expense limitation of 1.35%, the Manager will either bear such expenses directly or reduce its compensation from the Portfolio by the excess of the stated expense limitations. Expense limitations may be removed or revised after the Portfolio's first fiscal year of operations without prior notice to existing shareholders. The Manager may voluntarily reimburse its fees and any expenses in excess of the expense limitations.

   For the period ended September 30, 1995, the Manager voluntarily agreed to reimburse the Portfolio in the amount of $15,209.

   The Shareholder Services Group, Inc., doing business as 440 Financial ("440 Financial"), a wholly-owned subsidiary of First Data Corp., calculates net asset value per share and maintains general accounting records for the Portfolio. For these services, 440 Financial receives an annual fee based on Portfolio assets and certain out-of-pocket expenses.

   The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

                      SELECT CAPITAL APPRECIATION FUND

4. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolio without a par value.

5. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended September 30, 1995 were as follows:


                                                               PURCHASES
SALES
                                                         ---------------------
--   -----------------------
PORTFOLIO                                                   OTHER
GOVERNMENT      OTHER     GOVERNMENT
------------------------------------------------------------------------------
----------------------------
Select Capital
  Appreciation . . . . . . . . . . . . . . . . . . . .   $30,282,949
--   $11,031,078          --

   At September 30, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                        TAX
BASIS
                                                                        ------
---

NET UNREALIZED
                                                          UNREALIZED
UNREALIZED    APPRECIATION
PORTFOLIO                                                APPRECIATION
DEPRECIATION  (DEPRECIATION)     COST
------------------------------------------------------------------------------
---------------------------------
Select Capital
  Appreciation . . . . . . . . . . . . . . . . . . . .   $3,024,231
$74,635      $2,949,596    $22,455,964

6. FOREIGN SECURITIES

The Portfolio can purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7. FINANCIAL INSTRUMENTS

Investing in financial instruments such as the sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolio has in the instruments. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract and changes in the value of currency relative to the U.S. dollar. The Portfolio enters into these contracts primarily as a means to remain fully invested and reduce transaction costs.


9






PART C.  OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

		Financial Statements Included in Part A

		Financial Highlights Tables

		Financial Statements Included in Part B

		Reference is made to the Financial Statements contained in Allmerica Investment Trust 1994 Annual Report for the year ended December 31, 1994, as listed below:

		Portfolio of Investments for the year ended December 31, 1994 Statement of Assets and Liabilities for the year ended December
31, 1994
		Statement of Operations for the year ended December 31, 1994 Statement of Changes in Net Assets for the years ended December
31, 1994
		     and December 31, 1993

		Financial Highlights

		Notes to Financial Statements

		Report of Independent Accountants

		   Unaudited financial statements of the Select Capital Appreciation Fund for the Period Ended September 30, 1995.

	b)	Exhibits

Exhibit 1-	Agreement and Declaration of Trust, dated October 11, 1984, as
amended May 			12, 1992 was previously filed in Post-effective
Amendment No. 20 on May 14, 			1992 and is incorporated herein by
reference.

Exhibit 2-	Bylaws as amended were previously filed in Post-effective
Amendment No. 20
		on May 14, 1992 and are incorporated herein by reference.

Exhibit 3-	None

Exhibit 4-	None

Exhibit 5-	Management Agreement (the "Management Agreement") between
Registrant 			and Allmerica  Investment Management Company, Inc.
(the "Manager") and 			Sub-Adviser Agreements between the Manager
and Nicholas-Applegate Capital 			Management, State Mutual Life
Assurance Company of America ("State 				Mutual"), Miller,
Anderson & Sherrerd, Standish, Ayer & Wood, and
	Provident Investment Counsel were previously filed in Post-effective
			Amendment No. 20 on May 14, 1992 and are incorporated herein by reference.

	Form of Notice with respect to the Management Agreement, and form of Sub-
	Adviser Agreement between the Manager and David L. Babson & Co. Inc. ("Babson") with respect to the Small Cap Value Fund were previously filed in
	Post-effective Amendment No. 24 on February 25, 1993 and are incorporated
	herein by reference.

	Form of Notice with respect to the Management Agreement and Form of Sub-Adviser Agreement between Manager and Bank of Ireland Asset Management Limited with respect to the Select International Equity Fund were previously
	filed in Post-effective Amendment No. 26 on March 2, 1994 and are incorporated herein by reference.

	Notice with respect to the Management Agreement (the Select
International
	Equity Fund) was previously filed in Post-effective Amendment No. 27 on October 27, 1994 and is incorporated herein by reference.

	Sub-Adviser Agreement between Babson and Manager with respect to the Small
	Cap Value Fund was previously filed in Post-effective Amendment No. 27 on
	October 27, 1994 and is incorporated herein by reference.

	Sub-Adviser Agreement between John A. Levin & Co. Inc. and Manager with respect to the Select Growth and Income Fund was previously filed in
Post-
	effective Amendment No. 27 on October 27, 1994 and is incorporated herein by
	reference.

	Form of Notice with respect to the Management Agreement (Select Capital Appreciation Fund) was previously filed in Post-Effective Amendment No.
28
	on February 15, 1995 and is incorporated herein by reference.

	Form of Sub-Adviser Agreement between Janus Capital Corporation and Manager with respect to the Select Capital Appreciation Fund was previously
	filed in Post-Effective Amendment No. 28 on February 15, 1995 and is incorporated herein by reference.

	Notice with respect to the Management Agreement (Select Capital
Appreciation
	Fund)    was previously     filed    in Post-effective Amendment No. 29
on April 28, 1995 and is incorporated herein by reference.

Exhibit 6-	None

Exhibit 7-	None

Exhibit 8-	Form of Custodian Agreement (the "Custodian Agreement") with The
Chase
	Manhattan Bank, N.A. was previously filed in Post-effective Amendment
No.
	22 on August 10, 1992 and is incorporated herein by reference.

	Form of Notice with respect to the Custodian Agreement (Small Cap Value
	Fund) was previously filed in Post-effective Amendment No. 24 on February
	25, 1993 and is incorporated herein by reference.

	Form of Notice with respect to the Custodian Agreement (Select
International
	Equity Fund) was previously filed in Post-effective Amendment No. 26 on March 2, 1994 and is incorporated herein by reference.

	Notice with respect to the Custodian Agreement (Select International
Equity
	Fund) was previously filed in Post-effective Amendment No. 27 on October
27,
	1994 and is incorporated herein by reference.

	Form of Notice with respect to the Custodian Agreement (the Select
Capital
	Appreciation Fund) was previously filed in Post-effective Amendment No.
28
	on February 15, 1995 and is incorporated herein by reference.

	Notice with respect to the Custodian Agreement (the Select Capital
Appreciation
	Fund)    was previously     filed    in Post-effective Amendment No. 29
on April 28, 1995 and is incorporated herein by reference.

Exhibit 9-	Form of Fund Accounting Services Agreement (the "Fund Accounting
Services
	Agreement") was previously filed in Post-effective Amendment No. 20 on May
	14, 1992 and is incorporated herein by reference.

	Form of Notice with respect to the Fund Accounting Services Agreement
(Small
	Cap Value Fund) was previously filed in Post-effective Amendment No. 24 on
	February 25, 1993 and is incorporated herein by reference.

	Form of Notice with respect to the Fund Accounting Services Agreement (Select International Equity Fund) was previously filed in Post-
effective
	Amendment No. 26 on March 2, 1994 and is incorporated herein by reference.

	Notice with respect to the Fund Accounting Services Agreement (Small Cap Value Fund) was previously filed in Post-effective Amendment No. 26 on March 2, 1994 and is incorporated herein by reference.

	Notice with respect to the Fund Accounting Services Agreement (Select International Equity Fund) was previously filed in Post-effective
Amendment
	No. 27 on October 27, 1994 and is incorporated herein by reference.

	Form of Notice with respect to the Fund Accounting Services Agreement
(the
	Select Capital Appreciation Fund) was previously filed in Post-Effective Amendment No. 28 on February 15, 1995 and is incorporated herein by reference.

	       Notice with respect to the Fund Accounting Services Agreement
(the Select Capital Appreciation Fund)    was previously     filed    in Post-
effective Amendment No. 29 on April 28, 1995 and is incorporated herein by reference.

	       Assignment of Contract and Consent to Assignment with respect to
the Fund Accounting Services Agreement    was previously     filed    in Post-
effective Amendment No. 29 on April 28, 1995 and is incorporated herein by reference.

Exhibit 10-	Consent and Opinion of Counsel with respect to the Select Capital
Appreciation
	Fund was previously filed in Post-Effective Amendment No. 28 on February 15, 1995 and is incorporated herein by reference.

	Consent and Opinion of Counsel*

Exhibit 11-	Consent of Independent Accountants is filed herein.

Exhibit 12-	None

Exhibit 13-	Participation Agreement with SMA Life Assurance Company dated
February 7,
	1990 was previously filed in Post-effective Amendment No. 10 on February
22,
	1990 and is incorporated herein by reference.

Exhibit 14-	None

Exhibit 15-	None

Exhibit 16-	Schedule for Computation of Performance Quotations    was
previously     filed    in Post-effective Amendment No. 29 on April 28, 1995
and is incorporated herein by reference.

Exhibit 17-	Not Applicable

Exhibit 18-	None

Exhibit 19-	Power of Attorney    was previously     filed    in Post-effective
Amendment No. 29 on April 28, 1995 and is incorporated herein by reference.


*Filed under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice

Item 25.	Persons Under Common Control with Registrant

Registrant was organized by State Mutual primarily for the purpose of providing a vehicle for the investment of assets received by various separate investment accounts ("Separate Accounts") established by State Mutual and life insurance company subsidiaries of State Mutual. The assets in such Separate Accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus at any time State Mutual and its life insurance company subsidiaries will own such of Registrant's outstanding shares as are purchased with Separate Account assets; however, where required to do so, State Mutual and its life insurance company subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such Separate Accounts.

Item 26.	Number of Holders of Securities

As of the date of this filing, the Registrant has    one hundred and thirty-
four     shareholders.  The SMA Life Separate Account Va-A owns shares of the
Growth Fund. The SMA Life Separate Account Va-B and Va-C own shares of the Investment Grade Income Fund. The SMA Life Separate Account Va-G and Va-H own shares of the Money Market Fund. Five sub-accounts of the State Mutual Separate Account I own shares of the respective Funds. Ten sub-accounts of the SMA Life Separate Account Va-K invest in the respective Funds. Ten sub-accounts of the SMA Life VEL account, a separate account funding variable life insurance policies, invest in the respective Funds. Six sub-accounts of the SMA Life Select Separate Account, a separate account funding variable annuity contracts and group variable annuity contracts, invest in the respective Funds. Ten sub-accounts of the SMA Life VEL II account, a separate account funding variable life insurance policies, invest in the respective Funds. Ten sub-accounts of the SMA Life VEL INHEIRITAGE account, a separate account funding variable life insurance policies, invest in the respective Funds. For policies and or contracts issued in the State of New York after March 31, 1994, State Mutual has replaced SMA Life for investment purposes in the Registrant, consisting of ten separate accounts of State Mutual Va-K accounts, a separate account funding variable annuity contracts for their respective Funds. Six State Mutual Select Separate accounts, a separate account funding variable annuity contracts and group variable annuity contracts, invest in the respective Funds. Ten sub-accounts of the State Mutual VEL II account, a separate account funding variable life insurance policies, invest in the respective Funds. Ten sub-accounts of the state Mutual VEL INHEIRITAGE account, a separate account funding variable life insurance policies, invest in the respective Funds. State Mutual Separate Account H owns shares of the Select Aggressive Growth Fund. State Mutual Separate Account J owns shares of the Select International Equity Fund.

Item 27.	Indemnification

Article VIII of Registrant's Agreement and Declaration Trust, entitled "Indemnification," is incorporated herein by reference to Exhibit 1 of this Registration Statement.

Article III, Section 12 of the Bylaws of State Mutual provides that, to the extent permitted by law, State Mutual shall indemnify and save harmless each present or former Director, Officer, and Home Office employee against all liabilities and reasonable expenses imposed upon or incurred by him in connection with, or as a result of a judicially approved settlement of, any action, suit, or proceeding brought or threatened by reason of his being or having been a Director, Officer, or Home Office employee of State Mutual or being or having been a Director, Trustee, Officer, Home Office employee, fiduciary or agent of any corporation, trust or partnership, plan or other entity at the request of State Mutual. State Mutual may, in advance of final disposition of any such action, suit, or proceeding, pay incurred expenses upon receipt of an undertaking by the person indemnified to repay such payment if he shall be adjudicated to be not entitled to indemnification. No indemnification shall be provided for any person with respect to any matter as to which he shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of State Mutual. Home Office employee means any employee, other than employees eligible to participate in the career agents' pension plan.

Undertaking Pursuant to Rule 484

Article VIII of Registrant's Agreement and Declaration of Trust provides that each of its Trustees and each Officer ( and his heirs, executors, and administrators) may be indemnified against all liabilities and expenses arising out of the defense or disposition of any action, suit, or other proceeding in which such person may be or may have been involved by reason of being or having been such a Trustee or Officer, except with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that such action was in the best interests of Registrant, and except that no person shall be indemnified against any liability to Registrant or to its shareholders to which such person otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, Officers and Controlling Persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.	Business and Other Connections of Investment Manager

See Schedule D of Forms ADV of Allmerica Investment Company, Inc., File No. 801-26516; Nicholas-Applegate Capital Management, File No. 801-21442 which were previously filed in Post-effective Amendment No. 25 and are incorporated herein by reference. See Schedule D of Forms ADV of State Mutual Life Assurance Company, File No. 801-9054; Miller, Anderson & Sherrerd, File No. 801-10437; Provident Investment Counsel, File No. 801-11303; Standish, Ayer & Wood, Inc., File No. 801-584; and David L. Babson & Co. Inc., File No. 801-241 which are incorporated herein by reference. See Schedule D of Form ADV of Bank of Ireland Asset Management Limited, File No. 801-29606 which was previously filed in Post-effective Amendment No. 26 on March 2, 1994 and is incorporated herein by reference. See Schedule D of Form ADV of John A. Levin & Co. Inc., File No. 801-18010 which was previously filed in Post-effective Amendment No. 27 on October 27, 1994 and is incorporated herein by reference. See Schedule D of Form ADV of Janus Capital Corporation, File No. 801-13991 which was previously filed in Post-effective Amendment No. 28 on February 15, 1995 and is incorporated herein by reference.

Item 29.	Principal Underwriters

	Not applicable

Item 30.	Location of Accounts and Records

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by The Shareholder Services Group, Inc. d/b/a 440 Financial at 290 Donald Lynch Boulevard, Marlborough, Massachusetts 01752.

Item 31	Management Services

	Not Applicable

Item 32.	Undertakings

	(a) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.
   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 26th day of October, 1995.
							ALLMERICA INVESTMENT TRUST
							(Registrant)

							By: /s/ Richard M. Reilly
							      Richard M. Reilly, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John F. O'Brien	Chairman of the Board	October 26, 1995
John F. O'Brien	and Trustee

/s/ Richard M. Reilly	President, Chief Executive	October 26, 1995
Richard M. Reilly	Officer, and Trustee

/s/ Robert T. Stemple	Vice President and Treasurer	October 26, 1995
Robert T. Stemple	(Principal Accounting Officer)
/s/ Russell E. Fuller	Trustee	October 26, 1995
Russell E. Fuller

/s/ Gordon Holmes	Trustee	October 26, 1995
Gordon Holmes

/s/ John D. Hunt	Trustee	October 26, 1995
John D. Hunt

/s/ John P. Kavanaugh	Trustee	October 26, 1995
John P. Kavanaugh

/s/ Attiat F. Ott	Trustee	October 26, 1995
Attiat F. Ott

/s/ Ranne P. Warner	Trustee	October 26, 1995
Ranne P. Warner

/s/ Thomas S. Zocco	Trustee	October 26, 1995
Thomas S. Zocco










PART C